Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Information About Explanation Of Not Applied New Standards Or Interpretations [Text Block]
These standards are required to be applied by the following dates:

Next Standard Improvements and Amendments		Mandatory for years beginning in:
Amendments to IAS 1 - IAS 8	Presentation of financial statements, and accounting policies, changes in accounting estimates and errors.	January 1, 2023
Amendments to IAS 12	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction.	January 1, 2023
IFRS 17	Insurance contracts.	January 1, 2023
Amendments to IAS 1	Presentation of financial statements and accouting policies,classification and liquidation of labialities	January 1, 2024
Amendments to IFRS 16	Leases on sales with leaseback.	January 1, 2024

Exchange Rates Of Foreign Currencies Used For Financial Statements [Text Block]
The exchange rates of the primary foreign currencies, adjustment units and index used in the preparation of the consolidated financial statements are detailed as follows:

Chilean Pesos as per unit of foreign currency or adjustable unit		As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
		Ch$	Ch$	Ch$
Foreign currencies
US Dollar	USD	855.86	844.69	710.95
Cumulative monthly avarege US Dollar	Averange USD	872.33	759.27	792.22
Euro	EUR	915.95	955.64	873.30
Argentine Peso	ARS	4.83	8.22	8.45
Uruguayan Peso	UYU	21.36	18.91	16.79
Canadian Dollar	CAD	632.61	660.79	557.00
Sterling Pound	GBP	1,033.90	1,139.32	967.15
Paraguayan Guarani	PYG	0.12	0.12	0.10
Swiss Franc	CHF	927.36	923.66	804.97
Bolivian	BOB	122.97	121.36	102.15
Australian Dollar	AUD	583.01	612.23	545.88
Danish Krone	DKK	123.18	128.51	117.40
Brazilian Real	BRL	161.96	151.68	137.33
Colombian Peso	COP	0.18	0.21	0.21
Adjustment units
Unidad de fomento (*)	UF	35,110.98	30,991.74	29,070.33
Unidad indexada (**)	UI	118.93	98.26	80.45

(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month´s inflation rate.
(**) The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month´s inflation rate.

Identity Of Price Index table text block [Table Text Block]
Index used in hyperinflationary economies	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020

Argentina Consumer Price Index	1,138.64	578.87	384.01
Index percentage variation of Argentina Consumer Price Index	95.5%	50.0%	35.5%

Useful lives or depreciation rates, property, plant and equipment [Text Block]
The estimated useful lives of property, plant and equipment are detailed as follows:

Type of Assets	Number of years
Land	Indefinite
Buildings and Constructions	20 to 60
Machinery and equipment	10 to 25
Fumiture and accesories	5 to 10
Other equipment (coolers)	5 to 8
Glass containers, plastics and containers	3 to 12
Vines in production	30

Summary of Gains (Losses) Derived From Net Monetary Position
The Gains (losses) derived from net monetary position of the subsidiaries in Argentina are presented below, which are recorded in Result as per adjustment units:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Gains (losses) derived from net monetary position	910,811	3,115,880	(366,955)